Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS (47.9%)

	Airlines (0.1%)

505,101	UAL Pass Through Trust Series 2007-1µ 6.636%, 01/02/24	$535,516

	Communication Services (7.8%)

1,000,000	Altice Financing, SA*^ 7.500%, 05/15/26	1,048,745

2,325,000	Altice France, SA* 7.375%, 05/01/26	2,464,965

	Altice Luxembourg, SA*^

442,000	7.750%, 05/15/22	451,397

400,000	7.625%, 02/15/25	393,038

750,000	Arrow Bidco, LLC* 9.500%, 03/15/24	755,726

1,300,000	Belo Corp. 7.250%, 09/15/27	1,436,669

	Cincinnati Bell, Inc.*^

1,712,000	8.000%, 10/15/25	1,427,508

420,000	7.000%, 07/15/24	360,192

235,000	CommScope, Inc.*^ 8.250%, 03/01/27	232,106

755,000	Consolidated Communications, Inc.^ 6.500%, 10/01/22	686,744

	CSC Holdings, LLC*

3,500,000	5.500%, 04/15/27^	3,683,260

1,522,000	5.500%, 05/15/26^	1,591,959

1,100,000	7.500%, 04/01/28	1,215,610

750,000	Cumulus Media New Holdings, Inc.*^ 6.750%, 07/01/26	766,320

1,000,000	Diamond Sports Group, LLC / Diamond Sports Finance Company* 5.375%, 08/15/26	1,018,260

5,536,000	Embarq Corp. 7.995%, 06/01/36	5,391,400

	Entercom Media Corp.*

1,455,000	7.250%, 11/01/24	1,523,698

500,000	6.500%, 05/01/27^	529,225

500,000	EW Scripps Company*^ 5.125%, 05/15/25	499,400

	Frontier Communications Corp.

2,377,000	7.625%, 04/15/24	1,316,383

1,775,000	11.000%, 09/15/25^	1,033,574

1,250,000	10.500%, 09/15/22^	782,887

995,000	8.500%, 04/01/26*^	974,727

500,000	8.000%, 04/01/27*	523,142

250,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*^ 5.250%, 12/01/27	260,669

1,735,000	Gray Television, Inc.*^ 7.000%, 05/15/27	1,900,103

	Hughes Satellite Systems Corp.^

875,000	6.625%, 08/01/26	944,116

270,000	5.250%, 08/01/26	286,277

1,010,000	iHeartCommunications, Inc. 8.375%, 05/01/27	1,065,358

4,425,000	Inmarsat Finance, PLCµ*^ 4.875%, 05/15/22	4,471,772

PRINCIPAL AMOUNT		VALUE

	Intelsat Jackson Holdings, SA

1,730,000	9.750%, 07/15/25*	$1,793,543

1,010,000	5.500%, 08/01/23^	932,104

985,000	8.000%, 02/15/24*	1,025,730

475,000	MDC Partners, Inc.*^ 6.500%, 05/01/24	431,763

1,250,000	Nexstar Broadcasting, Inc.*^ 5.625%, 08/01/24	1,301,200

510,000	SBA Communications Corp. 4.000%, 10/01/22	517,701

1,250,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	1,263,081

	Sprint Corp.^

4,290,000	7.875%, 09/15/23	4,777,709

2,430,000	7.125%, 06/15/24	2,656,561

1,300,000	7.625%, 03/01/26	1,456,351

1,225,000	T-Mobile USA, Inc.^ 4.750%, 02/01/28	1,263,710

755,000	Telecom Italia Capital, SA^ 6.000%, 09/30/34	769,160

1,915,000	United States Cellular Corp. 6.700%, 12/15/33	2,035,501

500,000	Wind Tre, S.p.A.* 5.000%, 01/20/26	497,600

	Windstream Services, LLC / Windstream Finance Corp.@

392,000	7.750%, 10/01/21	106,340

167,000	10.500%, 06/30/24*	119,358

500,000	Zayo Group, LLC / Zayo Capital, Inc.*^ 5.750%, 01/15/27	508,653

		60,491,295

	Consumer Discretionary (8.0%)

975,000	Ashton Woods USA, LLC / Ashton Woods Finance Company* 9.875%, 04/01/27	1,038,916

1,345,000	Beverages & More, Inc.* 11.500%, 06/15/22	1,041,373

1,185,000	Boyd Gaming Corp. 6.000%, 08/15/26	1,242,455

1,220,000	Caesars Resort Collection, LLC / CRC Finco, Inc.* 5.250%, 10/15/25	1,222,239

	CCO Holdings, LLC / CCO Holdings Capital Corp.

3,130,000	5.125%, 05/01/27*^	3,233,415

970,000	5.750%, 09/01/23	991,413

535,000	5.000%, 02/01/28*	549,825

750,000	Cedar Fair, LP*^ 5.250%, 07/15/29	775,192

	Century Communities, Inc.

1,250,000	6.750%, 06/01/27*^	1,293,037

1,095,000	5.875%, 07/15/25	1,103,119

3,400,000	Dana Financing Luxembourg Sarl*^ 6.500%, 06/01/26	3,573,706

	DISH DBS Corp.^

1,150,000	7.750%, 07/01/26	1,124,481

780,000	5.875%, 11/15/24	724,912

2,255,000	Eldorado Resorts, Inc. 6.000%, 04/01/25	2,375,958

1,175,000	ESH Hospitality, Inc.*^ 5.250%, 05/01/25	1,211,660

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,215,000	GLP Capital, LP / GLP Financing II, Inc. 5.250%, 06/01/25	$1,317,145

1,745,000	goeasy, Ltd.µ* 7.875%, 11/01/22	1,828,027

1,795,000	Guitar Center, Inc.* 9.500%, 10/15/21	1,714,979

1,241,000	Hasbro, Inc. 6.600%, 07/15/28	1,492,005

190,000	IAA, Inc.* 5.500%, 06/15/27	198,800

1,260,000	International Game Technology, PLC*^ 6.250%, 01/15/27	1,376,613

2,835,000	L Brands, Inc.^ 6.875%, 11/01/35	2,534,745

1,200,000	Lennar Corp. 5.250%, 06/01/26	1,282,164

1,255,000	Liberty Interactive, LLC 8.250%, 02/01/30	1,300,036

1,335,000	M/I Homes, Inc.^ 5.625%, 08/01/25	1,360,392

	Mattel, Inc.^

1,145,000	6.750%, 12/31/25*	1,206,813

45,000	2.350%, 08/15/21	44,219

1,155,000	Mclaren Finance, PLC* 5.750%, 08/01/22	1,091,354

1,908,000	Meritage Homes Corp. 7.000%, 04/01/22	2,093,353

500,000	Michaels Stores, Inc.*^ 8.000%, 07/15/27	485,000

2,300,000	Penske Automotive Group, Inc. 5.375%, 12/01/24	2,373,151

	Rite Aid Corp.

2,685,000	7.700%, 02/15/27	1,686,261

745,000	6.125%, 04/01/23*^	629,916

3,415,000	Royal Caribbean Cruises, Ltd.^ 7.500%, 10/15/27	4,279,968

980,000	Salem Media Group, Inc.*^ 6.750%, 06/01/24	866,830

697,000	Sally Holdings, LLC / Sally Capital, Inc. 5.625%, 12/01/25	690,905

500,000	Service Corp. International 5.125%, 06/01/29	528,075

	Sirius XM Radio, Inc.*

1,250,000	5.500%, 07/01/29	1,306,956

1,250,000	4.625%, 07/15/24	1,287,419

1,215,000	Sotheby’s* 4.875%, 12/15/25	1,259,347

1,575,000	Staples, Inc.* 7.500%, 04/15/26	1,612,910

930,000	Taylor Morrison Communities Corp. 6.625%, 05/15/22	962,234

750,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	777,979

1,250,000	Twin River Worldwide Holdings, Inc.*^ 6.750%, 06/01/27	1,308,925

433,673	US Airways Pass Through Trust Series 2012-2, Class B 6.750%, 12/03/22	457,330

PRINCIPAL AMOUNT		VALUE

1,000,000	VOC Escrow, Ltd.*^ 5.000%, 02/15/28	$1,021,955

		61,877,507

	Consumer Staples (2.2%)

	Albertsons Companies, LLC / Safeway, Inc. / New Albertsons, LP / Albertson’s, LLC

1,230,000	5.750%, 03/15/25	1,259,047

765,000	7.500%, 03/15/26*^	843,164

750,000	Dean Foods Company* 6.500%, 03/15/23	423,840

725,000	Energizer Holdings, Inc.*^ 6.375%, 07/15/26	757,524

1,185,000	Fresh Market, Inc.*^ 9.750%, 05/01/23	748,642

	JBS USA LUX, SA / JBS USA Finance, Inc.*

2,665,000	5.875%, 07/15/24	2,741,552

1,750,000	6.750%, 02/15/28	1,893,491

	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*

1,000,000	5.500%, 01/15/30	999,785

403,000	6.500%, 04/15/29^	433,322

	New Albertson’s, Inc.

881,000	7.750%, 06/15/26	885,374

668,000	8.000%, 05/01/31^	680,842

125,000	7.450%, 08/01/29^	124,314

	Pilgrim’s Pride Corp.*^

1,450,000	5.875%, 09/30/27	1,525,835

505,000	5.750%, 03/15/25	522,776

	Post Holdings, Inc.*

1,250,000	5.750%, 03/01/27	1,300,581

375,000	5.500%, 12/15/29^	380,100

250,000	5.625%, 01/15/28^	258,309

	Simmons Foods, Inc.*^

995,000	7.750%, 01/15/24	1,073,774

575,000	5.750%, 11/01/24	528,327

		17,380,599

	Energy (5.7%)

720,000	Apergy Corp. 6.375%, 05/01/26	733,885

2,050,000	Blue Racer Midstream, LLC / Blue Racer Finance Corp.* 6.125%, 11/15/22	2,060,168

1,290,000	Brazos Valley Longhorn, LLC / Brazos Valley Longhorn Finance Corp. 6.875%, 02/01/25	1,194,895

738,000	Bruin E&P Partners, LLC* 8.875%, 08/01/23	556,157

	Buckeye Partners, LPµ

500,000	5.850%, 11/15/43^	439,903

500,000	3.950%, 12/01/26	446,118

1,450,000	Calfrac Holdings, LP*^ 8.500%, 06/15/26	971,050

1,595,000	California Resources Corp.*^ 8.000%, 12/15/22	1,118,223

1,567,000	Carrizo Oil & Gas, Inc.^ 6.250%, 04/15/23	1,539,538

1,200,000	Chaparral Energy, Inc.*^ 8.750%, 07/15/23	697,776

1,000,000	Cheniere Energy Partners, LP 5.625%, 10/01/26	1,060,805

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Chesapeake Energy Corp.^

960,000	7.000%, 10/01/24	$795,077

895,000	8.000%, 01/15/25	758,875

1,490,000	DCP Midstream Operating, LP*^‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 5.85%	1,404,131

	Denbury Resources, Inc.

1,191,000	7.750%, 02/15/24*^	876,761

710,000	9.250%, 03/31/22*	627,221

279,000	5.500%, 05/01/22	146,483

540,000	Diamond Offshore Drilling, Inc.^ 7.875%, 08/15/25	514,974

	Energy Transfer Operating, LP

2,215,000	5.271%, 11/01/66µ‡ 3 mo. USD LIBOR + 5.27% 3 mo. USD LIBOR + 5.27%	1,672,491

1,900,000	5.875%, 01/15/24	2,111,935

315,000	5.500%, 06/01/27^	353,584

485,000	Enterprise Products Operating, LLCµ‡ 5.375%, 02/15/78 3 mo. USD LIBOR + 2.57%	465,171

	EP Energy, LLC / Everest Acquisition Finance, Inc.*

900,000	9.375%, 05/01/24	190,256

750,000	7.750%, 05/15/26	673,522

	Genesis Energy, LP / Genesis Energy Finance Corp.^

1,250,000	6.250%, 05/15/26	1,233,756

1,200,000	6.500%, 10/01/25	1,199,916

	Gulfport Energy Corp.

1,200,000	6.375%, 05/15/25	922,668

720,000	6.000%, 10/15/24^	555,080

663,000	HighPoint Operating Corp.^ 7.000%, 10/15/22	619,951

1,620,000	Lonestar Resources America, Inc.* 11.250%, 01/01/23	1,526,340

1,200,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*^ 6.000%, 08/01/26	1,218,120

1,730,000	McDermott Technologies Americas, Inc. / McDermott Technology U.S., Inc.*^ 10.625%, 05/01/24	1,426,826

	Moss Creek Resources Holdings, Inc.*

500,000	10.500%, 05/15/27^	446,712

455,000	7.500%, 01/15/26	356,595

450,000	Nine Energy Service, Inc.* 8.750%, 11/01/23	440,183

130,650	Northern Oil and Gas, Inc. 8.500%, 05/15/23 9.500% PIK rate	134,078

625,000	Oasis Petroleum, Inc.*^ 6.250%, 05/01/26	593,072

1,240,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	1,238,121

750,000	Parkland Fuel Corp.* 5.875%, 07/15/27	774,315

465,000	PDC Energy, Inc.^ 5.750%, 05/15/26	449,792

1,099,500	PGS, ASA* 7.375%, 12/15/20	1,064,349

PRINCIPAL AMOUNT		VALUE

960,000	Plains All American Pipeline, LP‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	$926,693

500,000	QEP Resources, Inc.^ 5.625%, 03/01/26	429,875

1,301,000	SESI, LLC^ 7.750%, 09/15/24	780,242

525,000	SM Energy Company^ 6.750%, 09/15/26	473,975

750,000	Targa Resources Partners, LP / Targa Resources Partners Finance Corp.*^ 6.500%, 07/15/27	818,569

250,000	TransMontaigne Partners, LP / TLP Finance Corp. 6.125%, 02/15/26	243,518

226,800	Transocean Pontus, Ltd.* 6.125%, 08/01/25	234,841

1,165,000	Transocean, Inc.*^ 7.500%, 01/15/26	1,095,234

1,300,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.*^ 8.750%, 04/15/23	768,625

1,385,000	W&T Offshore, Inc.*^ 9.750%, 11/01/23	1,337,730

1,605,000	Weatherford International, Ltd.@ 8.250%, 06/15/23	776,989

940,000	Whiting Petroleum Corp.^ 6.625%, 01/15/26	887,586

		44,382,750

	Financials (7.4%)

2,430,000	Acrisure, LLC / Acrisure Finance, Inc.*^ 7.000%, 11/15/25	2,232,271

2,607,000	Ally Financial, Inc. 8.000%, 11/01/31	3,490,408

1,250,000	Amwins Group, Inc.* 7.750%, 07/01/26	1,306,500

	Ardonagh Midco 3, PLC*

2,215,000	8.625%, 07/15/23^	2,079,531

500,000	8.625%, 07/15/23	464,195

2,200,000	AssuredPartners, Inc.*^ 7.000%, 08/15/25	2,211,385

575,000	Bank of America Corp.^‡ 5.875%, 03/15/28 3 mo. USD LIBOR + 2.93%	610,544

1,250,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC* 5.750%, 05/15/26	1,299,825

2,057,000	Brookfield Residential Properties, Inc.*^ 6.375%, 05/15/25	2,095,558

450,000	Charles Schwab Corp.µ^‡ 5.000%, 12/01/27 3 mo. USD LIBOR + 2.58%	455,004

600,000	CNO Financial Group, Inc. 5.250%, 05/30/29	650,415

1,250,000	Credit Acceptance Corp.* 6.625%, 03/15/26	1,350,837

875,000	Donnelley Financial Solutions, Inc. 8.250%, 10/15/24	915,018

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,250,000	Global Aircraft Leasing Company, Ltd.* 6.500%, 09/15/24 7.250% PIK rate	$1,243,163

1,240,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	1,273,691

500,000	HAT Holdings I, LLC / HAT Holdings II, LLC* 5.250%, 07/15/24	521,898

1,250,000	HUB International, Ltd.*^ 7.000%, 05/01/26	1,273,425

	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.

662,000	6.750%, 02/01/24µ^	691,995

625,000	6.250%, 05/15/26*	644,219

1,825,000	ILFC E-Capital Trust II*‡ 4.340%, 12/21/65 3 mo. USD LIBOR + 1.80%	1,351,412

2,195,000	Iron Mountain, Inc.*^ 5.250%, 03/15/28	2,219,474

	Jefferies Finance, LLC / JFIN Co-Issuer Corp.*

3,140,000	7.250%, 08/15/24	3,103,168

1,250,000	6.250%, 06/03/26	1,269,969

1,165,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*^ 5.250%, 10/01/25	1,197,538

1,040,000	Level 3 Financing, Inc.^ 5.375%, 05/01/25	1,077,133

1,250,000	Lions Gate Capital Holdings, LLC*^ 6.375%, 02/01/24	1,320,863

2,290,000	LPL Holdings, Inc.* 5.750%, 09/15/25	2,384,325

2,085,000	MetLife, Inc.µ^ 6.400%, 12/15/66	2,416,213

2,290,000	Nationstar Mortgage, LLC / Nationstar Capital Corp. 6.500%, 07/01/21	2,288,821

	Navient Corp.

1,500,000	6.750%, 06/25/25^	1,570,657

632,000	6.500%, 06/15/22	674,470

1,080,000	NexBank Capital, Inc.*‡& 6.375%, 09/30/27 3 mo. USD LIBOR + 4.59%	1,100,169

1,870,000	Oil Insurance, Ltd.*‡ 5.301%, 09/30/19 3 mo. USD LIBOR + 2.15%	1,811,488

1,250,000	Radian Group, Inc. 4.875%, 03/15/27	1,257,706

1,300,000	Simmons First National Corp.‡ 5.000%, 04/01/28 3 mo. USD LIBOR + 2.15%	1,332,701

	Springleaf Finance Corp.

1,640,000	6.875%, 03/15/25^	1,836,259

1,230,000	7.125%, 03/15/26	1,382,206

250,000	6.625%, 01/15/28	271,745

1,250,000	Starwood Property Trust, Inc.^ 4.750%, 03/15/25	1,270,244

670,000	Towne Bank‡ 4.500%, 07/30/27 3 mo. USD LIBOR + 4.5%	678,693

PRINCIPAL AMOUNT		VALUE

1,250,000	Tronox Finance, PLC*^ 5.750%, 10/01/25	$1,178,125

		57,803,261

	Health Care (6.1%)

2,300,000	Acadia Healthcare Company, Inc. 5.625%, 02/15/23	2,323,839

	Bausch Health Americas, Inc.*^

2,730,000	8.500%, 01/31/27	3,013,510

1,200,000	9.250%, 04/01/26	1,346,010

	Bausch Health Cos., Inc.*

2,450,000	9.000%, 12/15/25	2,740,864

250,000	5.750%, 08/15/27	264,111

	CHS/Community Health Systems, Inc.

3,793,000	8.125%, 06/30/24*^	2,912,796

750,000	6.250%, 03/31/23	719,951

500,000	8.000%, 03/15/26*	482,223

344,000	6.875%, 02/01/22	236,182

2,715,000	DaVita, Inc.^ 5.125%, 07/15/24	2,728,955

2,675,000	Endo DAC / Endo Finance, LLC / Endo Finco, Inc.* 6.000%, 07/15/23	1,725,402

	HCA, Inc.

7,280,000	5.875%, 05/01/23^	7,997,408

1,175,000	7.500%, 11/06/33	1,370,138

	Horizon Pharma USA, Inc.*

1,155,000	8.750%, 11/01/24^	1,246,395

200,000	5.500%, 08/01/27	205,533

2,350,000	Magellan Health, Inc. 4.900%, 09/22/24	2,354,277

1,650,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	1,047,049

740,000	Par Pharmaceutical, Inc.* 7.500%, 04/01/27	669,815

515,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	425,035

	Tenet Healthcare Corp.

1,780,000	6.250%, 02/01/27*^	1,844,053

1,405,000	4.625%, 07/15/24^	1,433,367

500,000	6.875%, 11/15/31	441,963

1,500,000	Teva Pharmaceutical Finance Company, BVµ 2.950%, 12/18/22	1,352,198

	Teva Pharmaceutical Finance Netherlands III, BV^

5,775,000	6.000%, 04/15/24	5,360,528

750,000	2.800%, 07/21/23	653,865

2,350,000	West Street Merger Sub, Inc.*^ 6.375%, 09/01/25	2,159,180

		47,054,647

	Industrials (6.1%)

1,450,000	ACCO Brands Corp.*^ 5.250%, 12/15/24	1,494,261

	Allison Transmission, Inc.*

825,000	4.750%, 10/01/27	827,805

525,000	5.000%, 10/01/24µ	534,686

245,000	5.875%, 06/01/29	260,652

490,000	American Airlines Group, Inc.*^ 5.000%, 06/01/22	505,362

1,450,000	Arconic, Inc.^ 5.125%, 10/01/24	1,536,877

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,364,304	ARD Securities Finance Sarl* 8.750%, 01/31/23 8.750% PIK rate	$1,409,237

500,000	Avolon Holdings Funding, Ltd.* 5.250%, 05/15/24	537,305

1,245,000	Beacon Roofing Supply, Inc.*^ 4.875%, 11/01/25	1,236,136

1,825,000	Bombardier, Inc.*^ 7.500%, 03/15/25	1,860,870

250,000	Catalent Pharma Solutions, Inc.* 5.000%, 07/15/27	257,244

	Covanta Holding Corp.

1,400,000	5.875%, 03/01/24	1,438,836

290,000	5.875%, 07/01/25	303,562

1,250,000	Delphi Technologies, PLC*^ 5.000%, 10/01/25	1,104,556

2,080,000	Fly Leasing, Ltd. 5.250%, 10/15/24	2,136,098

2,205,000	Garda World Security Corp.* 7.250%, 11/15/21	2,217,425

	Golden Nugget, Inc.*

1,360,000	6.750%, 10/15/24	1,403,602

1,100,000	8.750%, 10/01/25^	1,160,978

625,000	Graphic Packaging International, LLC* 4.750%, 07/15/27	652,538

1,215,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	1,296,824

1,835,000	H&E Equipment Services, Inc.^ 5.625%, 09/01/25	1,888,224

1,250,000	Herc Holdings, Inc.* 5.500%, 07/15/27	1,254,069

	Hertz Corp.

1,314,000	7.625%, 06/01/22*^	1,365,719

720,000	7.375%, 01/15/21	720,666

500,000	7.125%, 08/01/26*	510,768

1,250,000	Jeld-Wen, Inc.*^ 4.625%, 12/15/25	1,231,219

625,000	JPW Industries Holding Corp.* 9.000%, 10/01/24	599,556

2,053,000	Meritor, Inc.^ 6.250%, 02/15/24	2,117,115

1,750,000	Navistar International Corp.* 6.625%, 11/01/25	1,803,375

	Park Aerospace Holdings, Ltd.*

780,000	4.500%, 03/15/23	810,221

520,000	5.500%, 02/15/24	561,717

2,200,000	Park-Ohio Industries, Inc.^ 6.625%, 04/15/27	2,195,776

	Scientific Games International, Inc.*^

1,190,000	5.000%, 10/15/25	1,221,606

500,000	8.250%, 03/15/26	536,218

260,000	Summit Materials, LLC / Summit Materials Finance Corp.* 6.500%, 03/15/27	275,883

785,000	Tennant Company 5.625%, 05/01/25	815,807

1,000,000	TransDigm UK Holdings, PLC 6.875%, 05/15/26	1,023,925

	TransDigm, Inc.*^

1,260,000	6.250%, 03/15/26	1,324,575

700,000	7.500%, 03/15/27	739,148

	United Rentals North America, Inc.

980,000	4.875%, 01/15/28^	1,001,486

950,000	5.875%, 09/15/26	1,012,667

PRINCIPAL AMOUNT		VALUE

480,000	6.500%, 12/15/26^	$520,656

615,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	633,530

1,250,000	XPO Logistics, Inc.*^ 6.750%, 08/15/24	1,335,562

		47,674,342

	Information Technology (1.1%)

500,000	CDK Global, Inc.*^ 5.250%, 05/15/29	519,780

1,125,000	CommScope Technologies, LLC*^ 6.000%, 06/15/25	1,026,866

2,480,000	Dell International, LLC / EMC Corp.µ*^ 6.020%, 06/15/26	2,741,702

1,495,000	Harland Clarke Holdings Corp.* 8.375%, 08/15/22	1,270,750

520,000	IQVIA, Inc.*^ 5.000%, 05/15/27	542,477

750,000	MTS Systems Corp.* 5.750%, 08/15/27	771,863

1,315,000	VFH Parent, LLC* 6.750%, 06/15/22	1,359,966

		8,233,404

	Materials (1.8%)

989,000	AK Steel Corp.^ 6.375%, 10/15/25	842,737

1,625,000	Alcoa Nederland Holding, BV* 7.000%, 09/30/26	1,752,465

1,425,000	ArcelorMittal, SA^ 7.000%, 10/15/39	1,705,832

1,875,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.*^ 6.000%, 02/15/25	1,939,406

480,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines, LP* 8.750%, 07/15/26	497,400

748,000	First Quantum Minerals, Ltd.* 7.000%, 02/15/21	759,807

900,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	901,449

725,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	767,797

250,000	Mineral Resources, Ltd.* 8.125%, 05/01/27	262,457

1,130,000	New Gold, Inc.*^ 6.375%, 05/15/25	981,620

250,000	Norbord, Inc.* 5.750%, 07/15/27	253,040

2,805,000	PBF Holding Company, LLC / PBF Finance Corp.^ 7.250%, 06/15/25	2,933,399

685,000	United States Steel Corp.^ 6.875%, 08/15/25	668,272

		14,265,681

	Real Estate (0.6%)

1,225,000	CBL & Associates, LP^ 5.250%, 12/01/23	895,824

1,250,000	Forestar Group, Inc.* 8.000%, 04/15/24	1,336,387

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

2,025,000	MPT Operating Partnership, LP / MPT Finance Corp. 5.000%, 10/15/27	$2,102,406

		4,334,617

	Utilities (1.0%)

250,000	NextEra Energy Operating Partners, LP* 4.250%, 07/15/24	253,879

300,000	NGPL PipeCo, LLC* 4.875%, 08/15/27	318,207

	NRG Energy, Inc.

755,000	6.625%, 01/15/27	806,861

743,000	5.750%, 01/15/28^	792,257

2,350,000	PPL Capital Funding, Inc.µ‡ 4.995%, 03/30/67 3 mo. USD LIBOR + 4.99%	2,135,739

	Talen Energy Supply, LLC*^

500,000	10.500%, 01/15/26	469,182

250,000	7.250%, 05/15/27	247,465

1,250,000	TerraForm Power Operating, LLC*^ 5.000%, 01/31/28	1,269,644

1,050,000	Vistra Energy Corp.* 8.125%, 01/30/26	1,131,123

		7,424,357

	TOTAL CORPORATE BONDS (Cost $377,310,971)	371,457,976

CONVERTIBLE BONDS (74.5%)

	Communication Services (6.4%)

9,423,000	GCI Liberty, Inc.* 1.750%, 09/30/46	10,952,070

7,450,000	IAC Financeco 3, Inc.* 2.000%, 01/15/30	8,054,568

	Liberty Media Corp.

8,550,000	1.375%, 10/15/23	10,278,938

5,350,000	2.250%, 09/30/46	2,895,607

1,900,000	2.250%, 12/01/48*^	2,286,945

2,750,000	Liberty Media Corp. / Liberty Formula One^ 1.000%, 01/30/23	3,327,679

3,850,000	Twitter, Inc.^ 0.250%, 06/15/24	4,117,979

7,400,000	Zynga, Inc.* 0.250%, 06/01/24	7,623,036

		49,536,822

	Consumer Discretionary (8.7%)

8,000,000	Booking Holdings, Inc.~ 0.350%, 06/15/20	11,597,480

4,750,000	Caesars Entertainment Corp.^ 5.000%, 10/01/24	8,189,166

2,344,000	Chegg, Inc.*^ 0.125%, 03/15/25	2,615,072

	DISH Network Corp.^

10,500,000	2.375%, 03/15/24	9,367,470

3,750,000	3.375%, 08/15/26	3,441,413

3,750,000	Guess, Inc.* 2.000%, 04/15/24	3,604,106

	Liberty Interactive, LLC

2,364,592	4.000%, 11/15/29	1,676,046

1,700,000	3.750%, 02/15/30	1,209,168

PRINCIPAL AMOUNT		VALUE

5,500,000	NIO, Inc.* 4.500%, 02/01/24	$3,153,343

3,850,000	RH^ 0.000%, 06/15/23	3,772,942

	Tesla, Inc.

12,750,000	1.250%, 03/01/21^	12,441,386

6,750,000	2.000%, 05/15/24	6,838,830

		67,906,422

	Energy (3.5%)

418,000	Denbury Resources, Inc.* 6.375%, 12/31/24	257,128

2,734,000	Helix Energy Solutions Group, Inc. 4.125%, 09/15/23	3,358,500

5,250,000	Nabors Industries, Inc. 0.750%, 01/15/24	3,690,330

5,186,000	Oil States International, Inc. 1.500%, 02/15/23	4,514,491

4,700,000	PDC Energy, Inc. 1.125%, 09/15/21	4,367,945

5,370,000	SM Energy Company 1.500%, 07/01/21	4,894,111

	SunEdison, Inc.@

9,411,000	0.250%, 01/15/20*	206,854

898,000	2.000%, 10/01/18	19,729

3,000,000	TOTAL, SA^ 0.500%, 12/02/22	3,148,365

3,000,000	Transocean, Inc.^ 0.500%, 01/30/23	2,859,450

		27,316,903

	Financials (3.1%)

5,375,000	Hope Bancorp, Inc. 2.000%, 05/15/38	5,042,449

6,800,000	JPMorgan Chase Bank, N.A. 0.000%, 12/30/20	7,968,002

7,000,000	JPMorgan Chase Financial Company, LLC (Voya Financial, Inc.)*§ 0.250%, 05/01/23	7,302,890

1,250,000	Prospect Capital Corp.^ 4.950%, 07/15/22	1,282,437

2,750,000	Starwood Property Trust, Inc. 4.375%, 04/01/23	2,801,370

		24,397,148

	Health Care (15.3%)

9,961,000	BioMarin Pharmaceutical, Inc.^ 1.500%, 10/15/20	10,784,675

6,600,000	CONMED Corp.*^ 2.625%, 02/01/24	7,723,155

7,700,000	DexCom, Inc.*^ 0.750%, 12/01/23	9,196,110

3,750,000	Evolent Health, Inc.* 1.500%, 10/15/25	2,406,150

6,750,000	Exact Sciences Corp.^ 0.375%, 03/15/27	8,349,041

2,700,000	Flexion Therapeutics, Inc. 3.375%, 05/01/24	2,243,930

5,000,000	Illumina, Inc.^ 0.500%, 06/15/21	6,648,350

3,500,000	Innoviva, Inc.^ 2.125%, 01/15/23	3,467,380

1,667,000	Insmed, Inc.^ 1.750%, 01/15/25	1,526,964

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

6,750,000	Insulet Corp.^ 1.375%, 11/15/24	$9,831,105

5,900,000	Ionis Pharmaceuticals, Inc.^ 1.000%, 11/15/21	7,107,523

3,250,000	Jazz Investments I, Ltd.^ 1.875%, 08/15/21	3,321,402

2,750,000	Neurocrine Biosciences, Inc.^ 2.250%, 05/15/24	3,965,170

4,050,000	NuVasive, Inc. 2.250%, 03/15/21	4,880,007

7,000,000	Pacira BioSciences, Inc.^ 2.375%, 04/01/22	7,246,120

6,470,000	Repligen Corp.^ 0.375%, 07/15/24	6,999,181

2,350,000	Sarepta Therapeutics, Inc.^ 1.500%, 11/15/24	5,132,835

3,094,000	Supernus Pharmaceuticals, Inc.^ 0.625%, 04/01/23	3,047,312

3,800,000	Tabula Rasa HealthCare, Inc.* 1.750%, 02/15/26	4,232,060

4,000,000	Teladoc Health, Inc.^ 1.375%, 05/15/25	6,020,300

3,900,000	Wright Medical Group, Inc.^ 1.625%, 06/15/23	4,230,681

		118,359,451

	Industrials (2.4%)

3,750,000	Air Transport Services Group, Inc. 1.125%, 10/15/24	3,746,194

3,650,000	Atlas Air Worldwide Holdings, Inc.^ 1.875%, 06/01/24	3,796,547

2,812,000	FTI Consulting, Inc.*^ 2.000%, 08/15/23	3,397,290

8,000,000	Greenbrier Companies, Inc.^ 2.875%, 02/01/24	7,661,120

		18,601,151

	Information Technology (33.5%)

6,250,000	8x8, Inc.* 0.500%, 02/01/24	7,167,344

2,250,000	Advanced Micro Devices, Inc. 2.125%, 09/01/26	8,707,691

6,997,000	Akamai Technologies, Inc.^ 0.125%, 05/01/25	7,913,362

5,000,000	Coupa Software, Inc.*^ 0.125%, 06/15/25	5,629,900

7,700,000	DocuSign, Inc.*^ 0.500%, 09/15/23	8,119,996

	Envestnet, Inc.

3,850,000	1.750%, 06/01/23^	4,719,927

3,250,000	1.750%, 12/15/19	3,783,813

3,180,000	Euronet Worldwide, Inc.*^ 0.750%, 03/15/49	3,766,805

6,291,000	Finisar Corp. 0.500%, 12/15/36	6,139,922

7,000,000	Guidewire Software, Inc.^ 1.250%, 03/15/25	7,887,145

6,200,000	II-VI, Inc. 0.250%, 09/01/22	6,812,002

8,350,000	Inphi Corp.^ 0.750%, 09/01/21	10,340,222

1,250,000	Intel Corp.~ 3.250%, 08/01/39	3,103,688

3,750,000	LivePerson, Inc.* 0.750%, 03/01/24	4,226,363

PRINCIPAL AMOUNT		VALUE

4,250,000	Lumentum Holdings, Inc.^ 0.250%, 03/15/24	$5,090,905

16,500,000	Microchip Technology, Inc. 1.625%, 02/15/27	21,098,137

8,275,000	New Relic, Inc.^ 0.500%, 05/01/23	9,153,267

6,500,000	NXP Semiconductors, NV 1.000%, 12/01/19	6,950,937

	ON Semiconductor Corp.

5,918,000	1.000%, 12/01/20	7,539,088

5,250,000	1.625%, 10/15/23^	6,700,050

5,500,000	OSI Systems, Inc.^ 1.250%, 09/01/22	6,555,148

15,850,000	Palo Alto Networks, Inc.*^ 0.750%, 07/01/23	17,484,056

1,764,000	Pluralsight, Inc.*^ 0.375%, 03/01/24	1,916,251

3,900,000	Pure Storage, Inc.^ 0.125%, 04/15/23	3,781,538

	Q2 Holdings, Inc.

3,750,000	0.750%, 06/01/26*	4,152,075

1,861,000	0.750%, 02/15/23	2,768,526

2,219,000	Rapid7, Inc.* 1.250%, 08/01/23	3,542,156

3,000,000	Silicon Laboratories, Inc.^ 1.375%, 03/01/22	3,966,960

15,370,000	Splunk, Inc.* 0.500%, 09/15/23	17,562,838

10,700,000	Square, Inc.^ 0.500%, 05/15/23	13,584,613

1,375,000	Twilio, Inc.^ 0.250%, 06/01/23	2,817,176

5,500,000	Viavi Solutions, Inc.^ 1.750%, 06/01/23	6,740,882

7,800,000	Wix.com, Ltd.^ 0.000%, 07/01/23	9,835,683

9,500,000	Workday, Inc. 0.250%, 10/01/22	13,972,457

4,250,000	Zendesk, Inc. 0.250%, 03/15/23	6,229,055

		259,759,978

	Real Estate (1.1%)

3,000,000	Extra Space Storage, LP* 3.125%, 10/01/35	3,724,905

3,600,000	IH Merger Sub, LLC 3.500%, 01/15/22	4,519,458

		8,244,363

	Utilities (0.5%)

4,000,000	NRG Energy, Inc.^ 2.750%, 06/01/48	4,231,400

	TOTAL CONVERTIBLE BONDS (Cost $569,756,136)	578,353,638

BANK LOANS (5.6%)

	Communication Services (1.4%)

397,353	Charter Communications Operating, LLC‡ 4.330%, 04/30/25 3 mo. LIBOR + 2.00%	398,506

825,000	CommScope, Inc.‡ 5.484%, 04/06/26 1 mo. LIBOR + 3.25%	827,475

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

548,625	CSC Holdings, LLC‡ 5.325%, 04/15/27 1 mo. LIBOR + 3.00%	$551,596

1,011,250	Cumulus Media New Holdings, Inc.‡ 6.740%, 05/15/22 1 mo. LIBOR + 4.50%	1,019,886

1,300,000	iHeartCommunications, Inc.‡ 6.579%, 05/01/26 3 mo. LIBOR + 4.00%	1,311,375

1,782,500	Intelsat Jackson Holdings, SA 6.625%, 01/02/24	1,807,758

475,000	Intelsat Jackson Holdings, SA‡ 6.741%, 01/02/24 1 mo. LIBOR + 4.50%	480,819

1,720,508	New Media Holdings II, LLC‡ 8.580%, 07/14/22 3 mo. LIBOR + 6.25%	1,719,433

1,126,769	Sprint Communications, Inc.‡ 5.250%, 02/02/24 1 mo. LIBOR + 3.00%	1,127,648

1,000,000	Windstream Services, LLC‡ 9.750%, 02/17/24 3 mo. PRIME + 4.25%	1,013,330

398,980	Zayo Group, LLC / Zayo Capital, Inc.‡ 4.234%, 01/19/21 1 mo. LIBOR + 2.00%	399,446

		10,657,272

	Consumer Discretionary (0.9%)

274,311	ESH Hospitality, Inc.! 0.000%, 08/30/23	275,017

475,000	MGM Resorts International‡ 4.234%, 12/21/23 1 mo. LIBOR + 2.00%	473,369

3,632,868	PetSmart, Inc.‡ 6.380%, 03/11/22 1 mo. LIBOR + 4.00%	3,572,816

678,021	R.R. Donnelley & Sons Company‡ 7.262%, 01/15/24 1 mo. LIBOR + 5.00%	674,350

2,231,331	Weight Watchers International, Inc.‡ 7.095%, 11/29/24 3 mo. LIBOR + 4.75%	2,218,791

		7,214,343

	Energy (0.3%)

800,000	Epic Crude Services, LP‡ 7.240%, 02/20/26 1 mo. LIBOR + 5.00%	789,752

987,500	McDermott Technology Americas, Inc.‡ 7.234%, 05/09/25 1 mo. LIBOR + 5.00%	946,025

487,500	Par Pacific Holdings, Inc.‡ 9.100%, 12/17/25 3 mo. LIBOR + 6.75%	493,594

		2,229,371

	Financials (0.5%)

246,616	AssuredPartners, Inc.‡ 5.734%, 10/22/24 1 mo. LIBOR + 3.50%	245,889

PRINCIPAL AMOUNT		VALUE

1,185,000	Genworth Holdings, Inc.‡ 6.761%, 03/07/23 1 mo. LIBOR + 4.50%	$1,196,109

763,636	GLP Financing, LLC‡ 3.741%, 04/28/21 1 mo. LIBOR + 1.50%	760,773

990,000	HUB International, Ltd.‡ 5.267%, 04/25/25 3 mo. LIBOR + 3.00%	981,204

400,000	Level 3 Financing, Inc.‡ 4.484%, 02/22/24 1 mo. LIBOR + 2.25%	400,876

249,356	MGM Growth Properties Operating Partnership LP‡ 4.234%, 03/21/25 1 mo. LIBOR + 2.00%	249,797

		3,834,648

	Health Care (1.4%)

2,474,422	Amneal Pharmaceuticals, LLC‡ 5.750%, 05/04/25 1 mo. LIBOR + 3.50%	2,300,767

2,268,004	Bausch Health Cos., Inc.‡ 5.379%, 06/02/25 1 mo. LIBOR + 3.00%	2,278,777

851,055	Bausch Health Cos., Inc.‡ 5.129%, 11/27/25 1 mo. LIBOR + 2.75%	851,962

60,424	DaVita, Inc.‡ 5.130%, 06/24/21 1 mo. LIBOR + 2.75%	60,500

1,132,027	Gentiva Health Services, Inc.‡ 6.000%, 07/02/25 1 mo. LIBOR + 3.75%	1,139,810

323,363	HCA, Inc.‡ 4.330%, 03/13/25 3 mo. LIBOR + 2.00%	324,664

1,125,211	Mallinckrodt International Finance, SA‡ 5.080%, 09/24/24 3 mo. LIBOR + 2.75%	963,153

1,170,000	Ortho Clinical Diagnostics, SA‡ 5.563%, 06/30/25 3 mo. LIBOR + 3.25%	1,138,562

1,989,471	Team Health Holdings, Inc.‡ 4.984%, 02/06/24 1 mo. LIBOR + 2.75%	1,749,073

		10,807,268

	Industrials (0.8%)

1,117,150	Albertsons, LLC‡ 5.234%, 06/22/23 1 mo. LIBOR + 3.00%	1,120,641

369,059	Albertsons, LLC‡ 5.311%, 12/21/22 3 mo. LIBOR + 3.00%	370,337

1,800,000	Berry Global, Inc.‡ 4.902%, 07/01/26 3 mo. LIBOR + 2.50%	1,800,846

1,025,000	Dun & Bradstreet Corp.‡ 7.241%, 02/08/26 1 mo. LIBOR + 5.00%	1,033,011

1,266,785	Navistar International Corp.‡ 5.830%, 11/06/24 1 mo. LIBOR + 3.50%	1,272,333

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

746,250	RegionalCare Hospital Partners Holdings, Inc.‡ 6.769%, 11/17/25 3 mo. LIBOR + 4.50%	$751,567

274,306	TransDigm, Inc.‡ 4.830%, 06/09/23 3 mo. LIBOR + 2.50%	273,352

		6,622,087

	Information Technology (0.3%)

1,144,250	BMC Software Finance, Inc.‡ 6.580%, 10/02/25 3 mo. LIBOR + 4.25%	1,102,897

388,000	CDW, LLC‡ 3.990%, 08/17/23 1 mo. LIBOR + 1.75%	390,031

645,704	Dell International LLC‡ 4.240%, 09/07/23 1 mo. LIBOR + 2.00%	648,171

		2,141,099

	TOTAL BANK LOANS (Cost $43,804,948)	43,506,088

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (12.6%)

	Energy (0.5%)

	NuStar Energy, LP‡

127,805	7.625%, 06/15/22 3 mo. USD LIBOR + 6.77%	2,728,637

55,769	8.500%, 12/15/21^ 3 mo. USD LIBOR + 8.5%	1,344,590

		4,073,227

	Financials (3.1%)

32,300	Assurant, Inc. 6.500%, 03/15/21	3,773,286

4,600	Bank of America Corp.^ 7.250%, 12/31/49	6,520,224

27,248	Virtus Investment Partners, Inc. 7.250%, 02/01/20	2,541,966

8,100	Wells Fargo & Company 7.500%, 12/31/49	11,263,536

		24,099,012

	Health Care (1.9%)

108,000	Becton Dickinson and Company 6.125%, 05/01/20	6,658,200

6,850	Danaher Corp.^ 4.750%, 04/15/22	7,774,065

		14,432,265

	Industrials (1.7%)

7,050	Fortive Corp. 5.000%, 07/01/21	6,887,215

105,400	Rexnord Corp. 5.750%, 11/15/19	6,225,978

		13,113,193

NUMBER OF SHARES		VALUE

	Materials (0.5%)

67,191	International Flavors & Fragrances, Inc. 6.000%, 09/15/21	$3,612,860

	Real Estate (1.0%)

6,600	Crown Castle International Corp. 6.875%, 08/01/20	7,958,016

	Utilities (3.9%)

135,895	American Electric Power Company, Inc.^ 6.125%, 03/15/22	7,403,560

68,600	Aqua America, Inc. 6.000%, 04/30/22	3,922,548

95,000	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)§** 4.516%, 09/15/29	4,799,542

107,225	DTE Energy Company 6.500%, 10/01/19	5,983,155

	Sempra Energy

38,350	6.750%, 07/15/21	4,274,108

35,250	6.000%, 01/15/21	3,918,390

		30,301,303

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $89,670,944)	97,589,876

COMMON STOCKS (2.9%)

	Communication Services (0.0%)

6,663	Cumulus Media, Inc. - Class A#	100,678

	Energy (1.0%)

1,875	Chevron Corp.	230,831

58,950	Energy Transfer, LP	847,701

64,780	Enterprise Products Partners, LP~	1,950,526

13,550	GasLog, Ltd.	192,952

17,855	Magellan Midstream Partners, LP	1,180,930

6,925	Schlumberger, Ltd.	276,792

344,673	Southwestern Energy Company^#	758,281

25,965	Targa Resources Corp.^	1,010,298

36,427	Tidewater, Inc.^#	837,457

49,917	Transocean, Ltd.^#	303,495

8,500	Williams Companies, Inc.	209,440

		7,798,703

	Financials (0.1%)

13,850	American International Group, Inc.	775,461

	Health Care (1.8%)

88,148	Allergan, PLC	14,147,754

	TOTAL COMMON STOCKS (Cost $39,249,639)	22,822,596

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.4%) #

	Consumer Discretionary (0.1%)

41	Amazon.com, Inc.

7,653,798	Call, 01/17/20, Strike $1,900.00	$514,858

	Industrials (0.1%)

685	Stanley Black & Decker, Inc.

10,109,915	Call, 01/17/20, Strike $145.00	822,000

	Information Technology (0.2%)

370	Lam Research Corp.

7,718,570	Call, 01/17/20, Strike $190.00	1,141,450

1,790	Micron Technology, Inc.

8,035,310	Call, 10/18/19, Strike $45.00	666,775

		1,808,225

	TOTAL PURCHASED OPTIONS (Cost $2,674,793)	3,145,083

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (4.0%)

15,697,660	Fidelity Prime Money Market Fund - Institutional Class, 2.350%***	15,702,369

15,590,673	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.210%***	15,590,673

	TOTAL SHORT TERM INVESTMENTS (Cost $31,293,276)	31,293,042

VALUE

TOTAL INVESTMENTS (147.9%) (Cost $1,153,760,707)	$1,148,168,299

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-12.9%)	(100,000,000)

LIABILITIES, LESS OTHER ASSETS (-35.0%)	(272,021,083)

NET ASSETS (100.0%)	$776,147,216

NOTES TO SCHEDULE OF INVESTMENTS

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $19,302,724.
*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2019.
&	Illiquid security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $906,741.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at July 31, 2019.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of July 31, 2019.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Convertible Opportunities and Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 17, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 26, 2002.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities and under normal circumstances, the Fund will invest at least 35% of its managed assets in convertible securities. The Fund invests in securities with a broad range of maturities. The average term to maturity of the Fund’s securities typically will range from five to ten years. A substantial portion of the Fund’s assets may be invested in below investment grade (high yield, high risk) securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2019 was as follows:*

Cost basis of investments	$1,153,760,707
Gross unrealized appreciation	70,538,767
Gross unrealized depreciation	(76,131,175)

Net unrealized appreciation (depreciation)	$(5,592,408)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 4,000,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $100.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at July 31, 2019.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	1,330	$25	$33,250,000
Series B	9/06/24	4.00%	1,330	$25	$33,250,000
Series C	9/06/27	4.24%	1,340	$25	$33,500,000
				Total	$100,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA” by Fitch Ratings, Inc. (“Fitch”). If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.